Leases - Schedule on Impact of ASC 842 on Consolidated Balance Sheet (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Operating leases:
Right-of-use lease assets	¥ 40,786,291
Lease liabilities-current	20,556,017
Other non-current liabilities	¥ 12,500,120	$ 1,795,530